Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

Note 18: Income taxes

The Company has carried-forward tax losses of €152,234 thousand as of December 31, 2022 comprising:

●	French tax losses which can be carried forward indefinitely for €150,967 thousand;
●	U.S. subsidiary tax losses which can be carried forward were €1,338 thousand (being $1,427 thousand translated using the December 31, 2022 exchange rate), of which:
o	€963 thousand indefinitely;
o	€188 thousand expiring in 2037;
o	€144 thousand expiring in 2036; and
o	€43 thousand expiring in 2035.
●	Brazilian subsidiary tax losses for €1 thousand which can be carried forward indefinitely.

The tax rate applicable to:

●	Biophytis, is the current rate in France, i.e. 25%;
●	Biophytis Inc., is the current rate in the United States, i.e. 21%; and
●	Instituto Biophytis Do Brasil, is the current rate in Brazil, i.e. 34%.

In accordance with the accounting principles described in Note 2.22, no deferred tax asset has been recognized in the Financial Statements apart from those to offset deferred tax liabilities for the same tax juridictions and over the same period of recovery.

Reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Net loss	(25,517)	(31,164)	(24,216)
Income taxes	—	—	—
Loss before taxes	(25,517)	(31,164)	(24,216)
Current tax rate in France	28.00%	26.50%	25%
Theoretical income tax (expense) benefit	7,145	8,258	6,054
Items not subject to tax deduction	788	880	607
Share based payments	(220)	(907)	(1,392)
Non recognition of deferred tax assets related to tax losses and temporary differences	(7,711)	(8,231)	(5,211)
Tax rate differences	(2)	—	(61)
Group income taxes (expense) benefit	—	—	—
Effective tax rate	0.0%	0.0%	0.0%

The permanent differences include the impact of the research tax credit (non-taxable operating income).

Nature of deferred taxes

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Temporary differences	1,381	421	299
Losses carried forward	23,505	32,539	38,007
Total of items with a nature of deferred tax assets	24,886	32,960	38,306
			—
Temporary differences	(528)	(526)	(815)
Total of items with a nature of deferred tax liabilities	(528)	(526)	(815)
			—
Net total of deferred tax assets (liabilities)	24,358	32,434	37,491
Unrecognized deferred tax	(24,358)	(32,434)	(37,491)
Net total of deferred tax	—	—	—